Description of Organization, Business Operations and Liquidity Including Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization, Business Operations and Liquidity Including Subsequent Event

Note 1—Description of Organization, Business Operations and Liquidity, Including Subsequent Event

Organization and General:

Global Technology Acquisition Corp. I (the “Company”) was incorporated in the Cayman Islands as an exempted company on February 9, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the “Securities Act,” as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

At March 31, 2024, the Company had not commenced any operations. All activity for the period from February 9, 2021 (inception) to March 31, 2024 relates to the Company’s formation and the initial public offering (“Public Offering”) described below and, subsequent to the Public Offering, identifying and completing an initial Business Combination. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments and cash and cash equivalents from the proceeds derived from the Public Offering.

Sponsor and Public Offering:

The Company’s sponsor was originally Global Technology Acquisition I Sponsor LP, an exempted limited liability partnership registered in the Cayman Islands (the “Former Sponsor”). The Company intends to finance a Business Combination with proceeds from the $200,000,000 Public Offering (Note 3) and a $10,500,000 private placement (the “Private Placement”) (Note 5), net of expenses of the offering and working capital to be available to the Company as well as subsequent redemptions of shares by shareholders (see below). Upon the closing of the Public Offering and the Private Placement on October 25, 2021, $204,000,000 was deposited in a trust account (the “Trust Account”) and as described further below, on April 14, 2023 a total of 167 Class A ordinary shareholders elected to redeem an aggregate of 17,910,004 Class A Ordinary Shares, par value $0.0001 per share, representing approximately 89.6% of the Class A Ordinary Shares then issued and outstanding, for an aggregate of approximately $187,475,000 in cash, which was paid on or around April 21, 2023. Accordingly, approximately $23,151,000 remained in the Trust Account as of March 31, 2024.

As discussed further below and in Note 9 – Subsequent Events, subsequent to March 31, 2024, on April 19, 2024, the Company, the Former Sponsor and HCG Opportunity II, LLC (the “New Sponsor,” together with the Former Sponsor, the “Sponsors”) entered into a securities purchase agreement that resulted in a change in control of the Company.

Subsequent Events – Change in Control of the Company and the Sponsor, New Working Capital Notes, Extension of Time to Complete Business Combination and Related Matters:

As discussed further in Note 9 – Subsequent Events, subsequent to March 31, 2024 in April 2024, the Company, the Former Sponsor and the New Sponsor entered into several transactions as follows:

Purchase Agreement and Change in Control - Subsequent to March 31, 2024, on April 19, 2024, the Company, the Former Sponsor and the New Sponsor entered into a securities purchase agreement (the “Purchase Agreement”). Pursuant to the Purchase Agreement among other things: (i) the New Sponsor acquired 3,500,000 of the outstanding 3,700,000 Class B ordinary shares, par value $0.0001 per share (the “Class B Ordinary Shares”), of the Company and 7,350,000 of the 10,500,000 Private Placement Warrants (as defined herein) of the Company from the Former Sponsor, (ii) the New Sponsor agreed to cause the Company to pay $250,000 in cash consideration upon closing of the Company’s initial business combination at the Former Sponsor’s direction to entities or accounts as directed by the Former Sponsor; (iii) the New Sponsor entered into a joinder to the Company’s existing Registration Rights Agreement, dated October 20, 2021; and (iv) the Former Sponsor assigned the existing Administrative Services Agreement, dated October 20, 2021 with the Company to the New Sponsor.

On April 19 2024, all of the members of the Board of Directors and officers of the Company resigned and the following persons were appointed to the following positions: (i) Thomas D. Hennessy - Chairman and Chief Executive Officer of the Company, (ii) Nicholas Geeza - Chief Financial Officer of the Company, and (iii) Joseph Beck, Garth Mitchell, Gloria Fu, Courtney Robinson and Javier Saade - independent directors of the Company.

On April 19, 2024, in connection with the Purchase Agreement the existing working capital loans payable to the Former Sponsor were terminated.

See Note 9 – Subsequent Events.

Promissory Note – Subsequent to March 31, 2024, on April 24, 2024, the Company issued an unsecured promissory note (the “Promissory Note”) to the New Sponsor, which provides for borrowings from time to time of up to an aggregate of $2,500,000 for working capital purposes and/or to finance additional deposits into the Trust Account as set forth in the Company’s Second Amended and Restated Memorandum and Articles of Association (the “Articles”). The Promissory Note and its terms are discussed further in Note 9 – Subsequent Events.

Extension of Time to Complete Initial Business Combination - Subsequent to March 31, 2024, on April 25, 2024, the Company borrowed $350,000 under the Promissory Note and deposited $209,000 into the Trust Account to fund the initial three-month extension of the Company’s termination date until July 25, 2024 pursuant to an existing automatic extension option that exists in the Company’s Articles.

The Trust Account:

The funds in the Trust Account are permitted to be invested only in cash or U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of its initial Business Combination or (ii) the distribution of the Trust Account as described below. The remaining funds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisition targets and continuing general and administrative expenses.

On April 14, 2023, the Company’s shareholders approved the Articles which provide that, other than the withdrawal of interest to pay tax obligations, if any, less up to $100,000 interest to pay dissolution expenses, none of the funds held in trust will be released until the earliest of: (a) the completion of the initial Business Combination, (b) the redemption of any Class A Ordinary Shares included in the Units (as defined below) sold in the Public Offering (the “Public Shares”) properly submitted in connection with a shareholder vote to amend the Company’s Articles (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination prior to April 25, 2024 (or up to October 25, 2024 in two separate three-month extensions subject to satisfaction of certain conditions, including the deposit of $0.10 per Unit in each case (or up to approximately $209,000 after giving effect to the Company’s shareholders’ redemptions) for each three-month extension (the “Extension”), into the Trust Account, or as extended by the Company’s shareholders in accordance with the Articles (the “Completion Window”)) or (ii) with respect to any other provision relating to shareholders’ rights or pre-Business Combination activity, and (c) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination within the Completion Window. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of the Company’s Class A Ordinary Shareholders.

Subsequent to March 31, 2024, on April 25, 2024, the Company deposited $209,000 into the Trust Account to fund the initial three-month extension of the Company’s termination date until July 25, 2024 pursuant to the existing automatic extension option, described above, that exists in the Articles. See also, Note 9 – Subsequent Events.

Also see below and Note 9 – Subsequent Events about a Business Combination and Merger Agreement entered into subsequent to March 31, 2024 on May 14, 2024.

Business Combination:

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” is one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any taxes payable on interest earned) at the time of signing a definitive agreement in connection with the Company’s initial Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and amounts released for taxes, or (ii) provide shareholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest but less taxes payable and amounts released to the Company for working capital. The decision as to whether the Company will seek shareholder approval of the Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by the rules of the NASDAQ Global Market. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding Class A Ordinary Shares and Class B ordinary shares voted are voted in favor of the Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets (total assets less intangible assets and liabilities) to be less than $5,000,001 upon consummation of a Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with a Business Combination, a holder of Public Shares will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and amounts released to the Company for working capital. As a result, such Class A Ordinary Shares are recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with Financial Accounting Standards Accounting Standards Board Codification (“FASB ASC 480”), “Distinguishing Liabilities from Equity.” The amount in the Trust Account, upon closing of the Public Offering on October 25, 2021, was initially $10.20 per Public Share ($204,000,000 held in the Trust Account divided by 20,000,000 Class A Ordinary Shares).

As amended on April 14, 2023, the Company currently has until July 25, 2024, (or until October 25, 2024, at the election of the Company in a three-month extensions in July 2024, subject to satisfaction of certain conditions, including the deposit by the Company of $0.10 per Unit, in each case approximately $209,000, for each three-month extension, into the Trust Account ) to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares for a per share pro rata portion of the Trust Account, including interest, but less taxes payable and amounts released to the Company for working capital (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders have entered into letter agreements with us, pursuant to which they have waived their rights to participate in any redemption with respect to their initial shares; however, if the initial shareholders or any of the Company’s officers, directors or affiliates acquire Class A Ordinary Shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the Completion Window.

In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the price per Unit in the Public Offering.

Subsequent to March 31, 2024, on April 25, 2024, the Company deposited $209,000 into the Trust Account to fund the initial three-month extension of the Company’s termination date until July 25, 2024 pursuant to the existing automatic extension option, described above, that exists in the Articles. See also, Note 9 – Subsequent Events.

Risks and Uncertainties:

Ongoing Conflicts — The impact of ongoing and evolving military conflicts, including for example between Russia and Ukraine and Israel and Gaza, including sanctions and countermeasures, on domestic and global economic and geopolitical conditions in general is not determinable as of the date of these condensed financial statements.

Nasdaq Listing - On June 28, 2023, the Company received a written notice (the “First Notice”) from the Listing Qualifications Department (the “Nasdaq Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, for 30 consecutive business days, the Company’s Market Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on the Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(b)(2)(A) (the “Market Value Standard”). The Nasdaq Staff also noted that the Company does not meet the requirements under Nasdaq Listing Rules 5450(b)(1)(A) (Equity Standard) and 5450(b)(3)(A) (Total Assets/Total Revenue Standard). On October 9, 2023, the Company received notice (the “Second Notice”) from the Nasdaq Staff notifying the Company that the Company was not in compliance with Nasdaq Listing Rule 5450(a)(2), which requires the Company to maintain a minimum of 400 public holders for continued listing on the Nasdaq Global Market (the “Global Market Minimum Public Holders Rule”).

On November 22, 2023, the Company issued 1,300,000 Class A Ordinary Shares to the Former Sponsor upon the conversion of an equal number of Class B Ordinary Shares (the ‘Conversion”). The 1,300,000 shares of Class A Ordinary Shares issued in connection with the Conversion are subject to the same restrictions as applied to the shares of Class B Ordinary Shares before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial Business Combination, as described in the prospectus for the Company’s initial public offering. For the avoidance of doubt, such Class A Ordinary Shares issued in connection with the Conversion do not have any redemption rights and are not entitled to liquidating distributions from the trust account if the Company does not consummate an initial Business Combination.

Following the Conversion, there are 3,389,996 shares of Class A Ordinary Shares issued and outstanding and 3,700,000 Class B Ordinary Shares issued and outstanding. As a result of the Conversion, the Former Sponsor holds approximately 38.35% of the outstanding Class A Ordinary Shares.

On November 24, 2023, the Company submitted its application to transfer the listing of its Class A Ordinary Shares, Units and the warrants sold in the Public Offering (the “Public Warrants”) from the Nasdaq Global Market to the Nasdaq Capital Market.

On November 24, 2023, the Company submitted evidence to the Nasdaq Staff that it is in compliance (the “Plan”) with Nasdaq Listing Rule 5550(b)(2), which requires the Company to maintain a Market Value of Listed Securities of at least $35 million (the “Capital Market MVLS Standard”), and Nasdaq Listing Rule 5550(a)(3), which requires the Company maintain a minimum of 300 public holders (the “Capital Market Minimum Public Holders Rule”). The Company further noted to the Nasdaq Staff that, as a result of its application to transfer the listing of its Class A Ordinary Shares, Units and public warrants from the Nasdaq Global Market to the Nasdaq Capital Market it intends to comply with the Capital Market MVLS Standard and the Capital Market Minimum Public Holders Rule instead of the Global Market Minimum Public Holders Rule and the Global Market MVLS Standard.

On January 9, 2024, the Nasdaq Staff approved the Company’s application to transfer the listing of the Class A Ordinary Shares, the Units and the Public Warrants from the Nasdaq Global Market to the Nasdaq Capital Market. The Class A Ordinary Shares, the Units and Public Warrants were transferred to the Nasdaq Capital Market at the opening of business on January 16, 2024 and continue to trade under the symbols “GTAC,” “GTACU” and “GTACW,” respectively. The Company received a written notice from the Nasdaq Staff notifying the Company that, based on the materials submitted by the Company in connection with the Plan and the application to transfer the listing of the Class A Ordinary Shares, Units and Public Warrants from the Nasdaq Global Market to the Nasdaq Capital Market, the deficiencies cited in the First Notice and the Second Notice were cured.

Subsequent to March 31, 2024 on May 14, 2024, the Company entered into a Business Combination and Merger Agreement (the “Merger Agreement”) with Global Technology Merger Sub Corporation, a Cayman Islands exempted company limited by shares and a direct, wholly owned subsidiary of GTAC (“Merger Sub”), and Tyfon Culture Holdings Limited, a Cayman Islands exempted company limited by shares (“Tyfon”). Tyfon is headquartered in Suzhou, China and operates a leading art marketplace, with an offline to online business model that combines the benefits of in-person art experiences and exhibitions with an innovative online marketplace.

Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) by which, among other others, Merger Sub will merge with and into Tyfon (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with Tyfon surviving the Merger as a wholly owned subsidiary of the Company. Upon closing of the Merger (the “Closing,” and the date on which the Closing occurs, the “Closing Date”), Tyfon will change its name to ‘Tyfon Culture Inc.”, and its ordinary shares are expected to trade on the Nasdaq Capital Market under the ticker symbol “TFCI.” The Transactions reflect an implied pro forma enterprise value for Tyfon of $428 million, and the consideration payable to the shareholders of Tyfon will consist entirely of New Tyfon Ordinary Shares (as defined in the Merger Agreement) at a price of $10.00 per ordinary share.

The Transactions are expected to be consummated subject to the terms and conditions set forth in the Merger Agreement, including, among others: (i) no law, rule, regulation or order of a governmental authority then being in effect prohibiting the consummation of the Transactions; (ii) no legal action brought by a third party to enjoin or otherwise restrict the consummation of the Transactions, (iii) the proxy statement/prospectus have been declared effective by the SEC, (iv) the receipt of the Purchaser Shareholders’ Approval (as defined in the Merger Agreement), (v) approval by the requisite shareholders of Tyfon of the Transactions, (vi) China Securities Regulatory Commission (“CSRC”) filing procedures having been accepted by the CSRC and published on its website, (vii) the listing application with Nasdaq in connection with the Transactions having been conditionally approved and the Class A Ordinary Share will remain listed for trading on Nasdaq, and (viii) other customary closing conditions related to the parties’ respective representations, warranties and pre-Closing covenants set forth in the Merger Agreement. The consummation of the Business Combination is not subject to any minimum cash condition.

On May 15, 2024, the Company filed a Form 8-K with the SEC to report the Merger Agreement and other legal agreements relating to the Business Combination.

Sponsor Support Agreement

In connection with the execution of the Merger Agreement, the Company and the New Sponsor entered into the sponsor support agreement (the “Sponsor Support Agreement”), pursuant to which, among other things, the New Sponsor agreed to (i) vote all Ordinary Shares held by it in favor of the Transaction Proposals (as defined in the Merger Agreement) at GTAC’s shareholder meeting in connection with the Transactions, (ii) not redeem any of its Class A Ordinary Shares, (iii) forfeit all of its existing Private Placement Warrants effective as of immediately prior to the Closing, (iv) waive the anti-dilution rights with respect to the Class B Ordinary Shares set forth in the Company’s organizational documents in connection with the consummation of the Transactions and (v) to enter into a “lock-up” agreement with the Company prohibiting transfers of the New Sponsor’s equity interest in the Company for 180 days after the Transactions are consummated, subject to certain customary permitted transfer exceptions. Tyfon is a third-party beneficiary of the Sponsor Support Agreement, and the New Sponsor and the Company cannot amend the Sponsor Support Agreement without the written consent of Tyfon.

Liquidity and Going Concern:

In connection with the assessment of going concern considerations in accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, “Presentation of Financial Statements-Going Concern,” at March 31, 2024 the Company has until April 25, 2024 (or until October 25, 2024, as described above) to consummate an initial Business Combination. Subsequent to March 31, 2024, in April 2024, in connection with the Purchase Agreement discussed in Note 9 – Subsequent Events and elsewhere, the date to complete a Business Combination was extended until July 25, 2024. It is uncertain that the Company will be able to consummate an initial Business Combination by this time. If an initial Business Combination cannot be completed prior to July 25, 2024 (or October 25, 2024, as described above), there will be a mandatory liquidation and subsequent dissolution of the Company unless, prior to such date, the Company receives an extension approval from its shareholders or elects to extend the date on which an initial Business Combination must be consummated (the Company may extend the date on which an initial Business Combination must be consummated to October 25, 2024 in a three-month extension subject to satisfaction of certain conditions, including the deposit of $0.10 per Unit in each case (or up to approximately $209,000) for such further three-month extension).

Further, as shown in the accompanying condensed financial statements, the Company had approximately $94,000 in cash and cash equivalents at March 31, 2024 and negative cash flows from operations of approximately $195,000 for the three months ended March 31, 2024. The Company also has credit available from the New Sponsor of up to $2,500,000 in working capital loans as described in Note 5. Subsequent to March 31, 2024, in April 2024, in connection with the Purchase Agreement the Company entered into a new Promissory Note which makes $2,500,000 available to the Company for working capital to complete a business combination and pay for approximately $418,000 for two three-month extensions (one of which was paid in April 2024). It is not clear that the Company has sufficient funds, or funds available, to enable it to sustain operations to complete a business combination in the time required.

Management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date these condensed financial statements are released. The Company intends to address this by completing a Business Combination within the proscribed timeframe, including available extensions, however there is no assurance that this can be done. The condensed interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1—Description of Organization, Business Operations and Liquidity Including Subsequent Event

Organization and General:

Global Technology Acquisition Corp. I (the “Company”) was incorporated in the Cayman Islands as an exempted company on February 9, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the “Securities Act,” as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

At December 31, 2023, the Company had not commenced any operations. All activity for the period from February 9, 2021 (inception) to December 31, 2023 relates to the Company’s formation and the initial public offering (“Public Offering”) described below and, subsequent to the Public Offering, identifying and completing an initial Business Combination. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments and cash and cash equivalents from the proceeds derived from the Public Offering.

Sponsor and Public Offering:

The Company’s sponsor is Global Technology Acquisition I Sponsor LP, an exempted limited liability partnership registered in the Cayman Islands (the “Sponsor”). The Company intends to finance a Business Combination with proceeds from the $200,000,000 Public Offering (Note 3) and a $10,500,000 private placement (the “Private Placement”) (Note 4), net of expenses of the offering and working capital to be available to the Company as well as subsequent redemptions of shares by shareholders (see below). Upon the closing of the Public Offering and the Private Placement on October 25, 2021, $204,000,000 was deposited in a trust account (the “Trust Account”) and as described further below, on April 14, 2023 a total of 167 Class A ordinary share shareholders elected to redeem an aggregate of 17,910,004 Class A ordinary shares, representing approximately 89.6% of the Class A ordinary shares then issued and outstanding, for an aggregate of approximately $187,475,000 in cash, which was paid on or around April 21, 2023. Accordingly, approximately $22,890,000 remained in the Trust Account as of December 31, 2023.

Extension of Time to Complete Business Combination, Related Redemptions of Class A Ordinary Shares and Related Matters:

On April 14, 2023, the Company held an extraordinary general meeting of shareholders (the “Extraordinary General Meeting”), at which holders of 21,033,957 Ordinary Shares were present in person or by proxy (the “Voting Shareholders”), representing approximately 84.1% of the voting power of the 25,000,000 issued and outstanding Ordinary Shares entitled to vote at the Extraordinary General Meeting at the close of business on March 7, 2023, which was the record date (the “Record Date”) for the Extraordinary General Meeting.

At the Extraordinary General Meeting, the Voting Shareholders approved, by special resolution, a proposal to amend and restate the Company’s amended and restated memorandum and articles of association to extend the date by which the Company must (1) consummate an initial Business Combination, (2) cease its operations except for the purpose of winding up if it fails to complete an initial Business Combination, and (3) redeem all of the Class A ordinary shares, included as part of the Units sold in the Public Offering, from April 25, 2023 to April 25, 2024 or to October 25, 2024 at the election of the Company in two separate three-month extensions, in April 2024 and July 2024, subject to satisfaction of certain conditions, including the deposit by the Sponsor of $0.10 per Unit in each case (or up to approximately $209,000 after giving effect to the Company’s shareholders’ redemptions made in connection with the foregoing proposal) for each three-month extension, into the Trust Account (the “Extension” and such proposal, the “Extension Proposal”). On April 14, 2023, to effectuate the Extension, the Company filed with the Cayman Islands Registrar of Companies the Second Amended and Restated Memorandum and Articles of Association of the Company (the “Second Amended and Restated Memorandum and Articles of Association”).

In connection with the Extension, a total of 167 Class A ordinary share shareholders elected to redeem an aggregate of 17,910,004 Class A ordinary shares, representing approximately 89.6% of the Class A ordinary shares then issued and outstanding, for an aggregate of approximately $187,475,000 in cash, which was paid on or around April 21, 2023.

The Trust Account:

The funds in the Trust Account are invested only in cash or U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of its initial Business Combination or (ii) the distribution of the Trust Account as described below. The remaining funds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisition targets and continuing general and administrative expenses.

As discussed further in Note 1—Description of Organization, Business Operations and Liquidity—Extension of Time to Complete Business Combination, Related Redemptions of Class A Ordinary Shares and Related Matters, on April 14, 2023, the Company’s shareholders approved the Second Amended and Restated Memorandum and Articles of Association (as defined below) which provides that, other than the withdrawal of interest to pay tax obligations, if any, less up to $100,000 interest to pay dissolution expenses, none of the funds held in trust will be released until the earliest of: (a) the completion of the initial Business Combination, (b) the redemption of any Class A ordinary shares included in the Units (as defined below) sold in the Public Offering (the “Public Shares”) properly submitted in connection with a shareholder vote to amend the Company’s Second Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination prior to April 25, 2024 (or up to October 25, 2024 in two separate three-month extensions subject to satisfaction of certain conditions, including the deposit of $0.10 per Unit in each case (or up to approximately $209,000 after giving effect to the Company’s shareholders’ redemptions made in connection with the Extension Proposal) for each three-month extension, into the Trust Account, or as extended by the Company’s shareholders in accordance with the Company’s Second Amended and Restated Memorandum and Articles of Association (the “Completion Window”)) or (ii) with respect to any other provision relating to shareholders’ rights or pre-Business Combination activity, and (c) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination within the Completion Window. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of the Company’s Class A ordinary share shareholders.

Business Combination:

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” is one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any taxes payable on interest earned) at the time of signing a definitive agreement in connection with the Company’s initial Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and amounts released for taxes, or (ii) provide shareholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest but less taxes payable and amounts released to the Company for working capital. The decision as to whether the Company will seek shareholder approval of the Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by the rules of the NASDAQ Global Market. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding Class A ordinary shares and Class B ordinary shares voted are voted in favor of the Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets (total assets less intangible assets and liabilities) to be less than $5,000,001 upon consummation of a Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with a Business Combination, a holder of Public Shares will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and amounts released to the Company for working capital. As a result, such Class A ordinary shares are recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with Financial Accounting Standards Accounting Standards Board Codification (“FASB ASC 480”), “Distinguishing Liabilities from Equity.” The amount in the Trust Account, upon closing of the Public Offering on October 25, 2021, was initially $10.20 per Public Share ($204,000,000 held in the Trust Account divided by 20,000,000 Class A ordinary shares).

On April 14, 2023, in connection with the amendment of the Company’s amended and restated memorandum and articles of association, the Company directed the Trust Account trustee to deliver approximately $187,475,000 to the shareholders that requested redemption as discussed further in Note 1—Description of Organization, Business Operations and Liquidity—Extension of Time to Complete Business Combination, Related Redemptions of Class A Ordinary Shares and Related Matters.

As amended, the Company will have until April 25, 2024, (or until October 25, 2024, as described above) to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares for a per share pro rata portion of the Trust Account, including interest, but less taxes payable and amounts released to the Company for working capital (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders have entered into letter agreements with us, pursuant to which they have waived their rights to participate in any redemption with respect to their initial shares; however, if the initial shareholders or any of the Company’s officers, directors or affiliates acquire Class A ordinary shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the Completion Window.

In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the price per Unit in the Public Offering.

Risks and Uncertainties:

Ongoing Conflicts — The impact of ongoing and evolving military conflicts, including for example between Russia and Ukraine and Israel and Gaza, including sanctions and countermeasures, on domestic and global economic and geopolitical conditions in general is not determinable as of the date of these financial statements.

Nasdaq Listing: On June 28, 2023, the Company received a written notice (the “First Notice”) from the Listing Qualifications Department (the “Nasdaq Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, for 30 consecutive business days, the Company’s Market Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on the Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(b)(2)(A) (the “Market Value Standard”). The Nasdaq Staff also noted that the Company does not meet the requirements under Nasdaq Listing Rules 5450(b)(1)(A) (Equity Standard) and 5450(b)(3)(A) (Total Assets/Total Revenue Standard). On October 9, 2023, the Company received notice from the Nasdaq Staff notifying the Company that the Company was not in compliance with Nasdaq Listing Rule 5450(a)(2), which requires the Company to maintain a minimum of 400 public holders for continued listing on the Nasdaq Global Market (the “Global Market Minimum Public Holders Rule”).

On November 22, 2023, the Company issued  1,300,000 Class A Ordinary Shares to the Sponsor upon the conversion of an equal number of Class B Ordinary Shares. The 1,300,000 shares of Class A Ordinary Shares issued in connection with the Conversion are subject to the same restrictions as applied to the shares of Class B Ordinary Shares before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination, as described in the prospectus for the Company’s initial public offering. For the avoidance of doubt, such Class A Ordinary Shares issued in connection with the Conversion do not have any redemption rights and are not entitled to liquidating distributions from the trust account if the Company does not consummate an initial business combination.

Following the Conversion, there are 3,389,996 shares of Class A Ordinary  Shares issued and outstanding and 3,700,000 Class B Ordinary Shares issued and outstanding. As a result of the Conversion, the Sponsor holds approximately 38.35% of the outstanding Class A Ordinary Shares.

On November 24, 2023, the Company submitted its application to transfer the listing of its Class A Ordinary Shares, Units and public warrants from the Nasdaq Global Market to the Nasdaq Capital Market.

On November 24, 2023, the Company submitted evidence to the Nasdaq Staff that it is in compliance (the “Plan”) with Nasdaq Listing Rule 5550(b)(2), which requires the Company to maintain a Market Value of Listed Securities of at least $35 million (the “Capital Market MVLS Standard”), and Nasdaq Listing Rule 5550(a)(3), which requires the Company maintain a minimum of 300 public holders (the “Capital Market Minimum Public Holders Rule”). The Company further noted to the Nasdaq Staff that, as a result of its application to transfer the listing of its Class A Ordinary Shares, Units and public warrants from the Nasdaq Global Market to the Nasdaq Capital Market it intends to comply with the Capital Market MVLS Standard and the Capital Market Minimum Public Holders Rule instead of the Global Market Minimum Public Holders Rule and the Global Market MVLS Standard.

On January 9, 2024, the Nasdaq Staff approved the Company’s application to transfer the listing of the Class A Ordinary Shares, the Units and the public warrants from the Nasdaq Global Market to the Nasdaq Capital Market. The Class A Ordinary Shares, the Units and public warrants were transferred to the Nasdaq Capital Market at the opening of business on January 16, 2024 and continue to trade under the symbols “GTAC,” “GTACU” and “GTACW,” respectively. The Company received a written notice from the Nasdaq Staff notifying the Company that, based on the materials submitted by the Company in connection with the Plan and the application to transfer the listing of the Class A Ordinary Shares, Units and public warrants from the Nasdaq Global Market to the Nasdaq Capital Market, the deficiencies cited in the First Notice and the Second Notice were cured.

Liquidity and Going Concern:

In connection with the assessment of going concern considerations in accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, “Presentation of Financial Statements-Going Concern,” the Company has until April 25, 2024 (or until October 25, 2024, as described above) to consummate an initial Business Combination. It is uncertain that the Company will be able to consummate an initial Business Combination by this time. If an initial Business Combination cannot be completed prior to April 25, 2024, there will be a mandatory liquidation and subsequent dissolution of the Company unless, prior to such date, the Company receives an extension approval from its shareholders or elects to extend the date on which an initial Business Combination must be consummated (the Company may extend the date on which an initial Business Combination must be consummated to October 25, 2024 in two separate three-month extensions subject to satisfaction of certain conditions, including the deposit of $0.10 per Unit in each case (or up to approximately $209,000 after giving effect to the Company’s shareholders’ redemptions made in connection with the Extension Proposal) for each three-month extension).

Further, as shown in the accompanying financial statements, the Company had approximately $14,000 in cash and cash equivalents at December 31, 2023 and negative cash flows from operations of approximately $980,000 for the year ended December 31, 2023. The Company also has credit available from its Sponsor of up to $1,500,000 in working capital loans (including $250,000 of which was drawn down and outstanding at December 31, 2023) as described in Note 5. If the Company were to extend the April 25, 2024 date to October 25, 2024, the Company would have to make extension payments aggregating approximately $418,000 for two three-month extensions. The Company may not have sufficient funds, or funds available, at December 31, 2023 to enable it to sustain operations for a period of at least one year after the issuance date of these financial statements.

Management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date these financial statements are released. The Company intends to address this by completing a Business Combination within the proscribed timeframe, however there is no assurance that this can be done. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.